                                THE MUNDER FUNDS

---------------------------------------------------------------------------------------------
Munder Balanced Fund                           Munder Michigan Tax-Free Bond Fund
Munder Bond Fund                               Munder MidCap Select Fund
Munder Cash Investment Fund                    Munder Multi-Season Growth Fund
Munder Emerging Markets Fund                   Munder Real Estate Equity Investment Fund
Munder Index 500 Fund                          Munder Small-Cap Value Fund
Munder Intermediate Bond Fund                  Munder Small Company Growth Fund
Munder International Bond Fund                 Munder Tax-Free Bond Fund
Munder International Equity Fund               Munder Tax-Free Money Market Fund
Munder International Growth Fund               Munder Tax-Free Short & Intermediate Bond Fund
Munder Large-Cap Value Fund                    Munder U.S. Government Income Fund
---------------------------------------------------------------------------------------------

                        Supplement dated October 1, 2003
        To Prospectuses dated October 31, 2002 as restated June 16, 2003

The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

..    Name;
..    Date of birth (for individuals);
..    Residential or business street address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Effective October 1, 2003, federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Fund any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed.

                Munder Institutional Government Money Market Fund
                     Munder Institutional Money Market Fund
                                 Class K Shares

                        Supplement dated October 1, 2003
                       To Prospectus dated April 30, 2003

The following subsection is added to page 14 of the Prospectus following the paragraph entitled "Policies for Purchasing Shares":

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

..    Name;
..    Date of birth (for individuals);
..    Residential or business street address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

                Munder Institutional Government Money Market Fund
                     Munder Institutional Money Market Fund
                                 Class Y Shares

                        Supplement dated October 1, 2003
                       To Prospectus dated April 30, 2003

The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

..    Name;
..    Date of birth (for individuals);
..    Residential or business street address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

                Munder Institutional Government Money Market Fund
                     Munder Institutional Money Market Fund
                             Class Y-2 & Y-3 Shares

                        Supplement dated October 1, 2003
                       To Prospectus dated April 30, 2003

The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

..    Name;
..    Date of birth (for individuals);
..    Residential or business street address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

                     Munder S&P(R) MidCap Index Equity Fund
                    Munder S&P(R) SmallCap Index Equity Fund
                                 Class K Shares

                        Supplement dated October 1, 2003
                        To Prospectus dated June 16, 2003

The following subsection is added to page 15 of the Prospectus following the paragraph entitled "Policies for Purchasing Shares":

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

..    Name;
..    Date of birth (for individuals);
..    Residential or business street address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

                     Munder S&P(R) MidCap Index Equity Fund
                    Munder S&P(R) SmallCap Index Equity Fund
                                 Class Y Shares

                       Supplement dated October 1, 2003
                       To Prospectus dated April 30, 2003

The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

..    Name;
..    Date of birth (for individuals);
..    Residential or business street address (although post office boxes are still permitted for mailing); and
..    Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.